Employee Benefit Plans and Defined Benefit Pension Plans (Tables) - Mafco Worldwide & Merisant	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Summary of reconciliation of the funded status of the Business' funded defined benefit pension plan

	December 31
	2019	2018
Accumulated benefit obligation	$28.8	$24.0
Changes in projected benefit obligation:
Projected benefit obligation at beginning of year	$26.1	$28.0
Service cost	0.6	0.8
Interest cost	1.1	1.0
Liability gain due to curtailment	(2.5)	—
Actuarial loss (gain)	4.2	(2.0)
Benefits paid	(0.7)	(1.7)
Projected benefit obligation at end of year	28.8	26.1
Change in plan assets:
Fair value of assets at beginning of year	25.8	29.4
Actual returns on plan assets	5.1	(1.9)
Benefits paid	(0.7)	(1.7)
Fair value of assets at end of year	30.2	25.8
Net pension asset (liability)	$1.4	$(0.3)

Summary of net amounts recognized in accumulated other comprehensive loss, which have not yet been recognized as a component of net periodic pension expense

December 31
2019
Prior service cost	$—
Net actuarial loss	9.3
$9.3

Summary of components of the changes in unrecognized amounts included in pension obligation, net in other comprehensive income

	Years Ended December 31
	2019	2018	2017
Net actuarial (gain) loss	$(1.9)	$1.4	$(0.3)
Prior service credit	(0.3)	—	0.1
Amortization of prior service costs	(0.1)	(0.1)	(0.1)
Amortization of actuarial loss	(1.1)	(1.0)	(1.2)
Total (gain) loss recognized in other comprehensive income	$(3.4)	$0.3	$(1.5)

Summary of net periodic benefit costs

The components of net periodic benefit costs of the Business’s defined benefit pension plan for the three months ending March 31, 2020 and 2019:

	Three Months Ended
	March 31,
	2020	2019
	(Unaudited)
Net periodic benefit cost:
Service cost	$—	$0.2
Interest cost	0.3	0.3
Expected return on plan assets	(0.4)	(0.4)
Amortization of unrecognized actuarial loss	0.1	0.3
Total net periodic benefit cost	$—	$0.4

Net periodic benefit costs are reflected in the Business’ combined financial statements as follows for the period presented:

	Three Months Ended
	March 31,
	2020	2019
	(Unaudited)
Net periodic benefit cost:
Cost of Goods Sold	$—	$0.2
Selling, general and administrative expense	—	0.2
Total net periodic benefit cost	$—	$0.4

The components of net periodic pension expense for the Business’ funded defined benefit pension plan are as follows:

	Years Ended December 31
	2019	2018	2017
Service cost	$(0.6)	$(0.8)	$(0.8)
Interest cost	(1.1)	(1.0)	(1.0)
Expected return on plan assets	1.5	1.5	1.5
Amortization of prior service costs	(0.1)	(0.1)	(0.1)
Settlement/Curtailment expense	(0.3)	—	—
Amortization of net actuarial loss	(1.1)	(1.0)	(1.2)
Net periodic pension expense	$(1.7)	$(1.4)	$(1.6)

Net periodic benefit costs are reflected in the Company’s Combined Financial Statements as follows for the period presented:

	Years Ended December 31
	2019	2018	2017
Net periodic benefit cost:
Cost of Goods Sold	$0.4	$0.5	$0.6
Selling, general and administrative expense	1.3	0.9	1.0
Total net periodic benefit cost	$1.7	$1.4	$1.6

Summary of projected benefit payments for the funded defined benefit pension plan	The projected benefit payments for the funded defined benefit pension plan are as follows:

2020	$0.8
2021	0.9
2022	1.3
2023	1.2
2024	1.4
2025 – 2029	7.2

Summary of assumptions were used to determine the benefit obligation at year end and net periodic benefit cost for funded and unfunded defined benefit pension plan

The following assumptions were used to determine the benefit obligation at year end and net periodic benefit cost during the year for the Business’ funded defined benefit pension plan:

	December 31
	2019	2018	2017
Weighted-average assumptions used to determine benefit obligation at year end:
Discount rate	3.25%	4.25%	3.75%
Rate of compensation increase	—	3.50%	3.50%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.25%	3.75%	4.25%
Expected long-term rate of return on plan assets	5.75%	5.25%	5.75%
Rate of compensation increase	3.50%	3.50%	3.50%

The following assumptions were used to determine the benefit obligation at year end and net periodic benefit cost during the year for the Business’ unfunded supplemental defined benefit pension plan:

	December 31
	2019	2018	2017
Weighted-average assumptions used to determine benefit obligation at year end:
Discount rate	3.25%	4.25%	3.50%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.25%	3.50%	4.00%
Rate of compensation increase	3.50%	3.50%	3.50%

Summary of target ranges for asset classes

Target Ranges
Asset classes:
Cash equivalents and other	0% – 17%
Fixed income securities	45% – 100%
Equity securities	0% – 28%

Summary of fair values of the pension plan investments using the three-tier fair value hierarchy

As of December 31, 2019, the fair values of the Business’ pension plan investments using the three-tier fair value hierarchy described in Note 2 are outlined in the following table.

	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$0.4	$0.4	$—	$—
Mutual funds	5.5	5.0	0.5	—
U.S. Government securities	2.7	—	2.7	—
Municipal/provincial bonds	0.3	—	0.3	—
Corporate bonds	12.5	—	12.5	—
Total investments	$21.4	$5.4	$16.0	$—

As of December 31, 2018, the fair values of the Business’ pension plan investments using the three-tier fair value hierarchy described in Note 2 are outlined in the following table.

	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$0.4	$0.4	$—	$—
Mutual funds	5.6	5.6	—	—
U.S. Government securities	2.5	—	2.5	—
Municipal/provincial bonds	0.3	—	0.3	—
Corporate bonds	11.0	—	11.0	—
Total investments	$19.8	$6.0	$13.8	$—